SCHEDULE OF ACCOUNTS RECEIVABLE NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Accounts receivable net	$ 34,335		¥ 214,923	¥ 243,772
Allowance for doubtful accounts	(14,035)		(81,247)	(99,647)
Accounts receivable, net	20,300		133,676	144,125
Accounts receivable net current	20,300		133,676	¥ 144,125
Balance at the beginning of the year	11,443	¥ 81,247	57,360
Adoption of asc 326	(26)	(183)
Provisions	2,617	18,583	23,887
Write off
Balance at the end of the year	$ 14,034	¥ 99,647	¥ 81,247